Finance income and finance costs - Schedule of Finance Costs Incurred (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Finance Income [Abstract]
Interest on debt and borrowings	$ (69,730)	$ (65,012)
Interest on lease liabilities (see Note 10)	(5,059)	(4,062)
Amortization of deferred debt issue costs	(7,041)	(3,116)
Finance costs	$ (81,830)	$ (72,190)